Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables.
Schedule of trade and other payables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Trade payables
Due to related parties	153,677	632,912
Due to third parties	193,318	287,324
	346,995	920,236

Redemption liability (Note 35)	244,793	259,119
Accrued expenses	224,010	159,091
Security deposit	33,683	87,402
Lease liabilities (Note 17(a))	189,689	134,219
Amounts payable for purchase of shares held for share option scheme (Note 26)	88,280	88,280
Unpaid business acquisition consideration of View Foundation	48,000	48,000
Other tax payables	35,675	47,762
Amount due to related parties	24,517	100,614
Service fee refundable	5,412	8,953
Financial guarantee payables (Note a)	116,509	3,041
Others	138,886	86,578
	1,496,449	1,943,295

Less: non - current portion
Redemption liability (Note 35)	(244,793)	(259,119)
Lease liabilities	(87,800)	(48,115)
Amounts payable for purchase of shares held for share option scheme (Note 26)	(88,280)	(88,280)
	(420,873)	(395,514)
	1,075,576	1,547,781

Schedule of financial guarantee payables

RMB’000
Year ended December 31, 2019
Opening balance	250,338
Charge to profit or loss, net	127,312
Payouts during the year, net	(261,141)
Ending balance	116,509

RMB’000
Year ended December 31, 2020
Opening balance	116,509
Charge to profit or loss, net	62,389
Payouts during the year, net	(175,857)
Ending balance	3,041